Marketable Securities	3 Months Ended
Nov. 30, 2013
Marketable Securities [Abstract]
Marketable Securities

(2) Marketable Securities

Marketable securities classified as available for sale as of August 31, 2012 and 2013 and November 30, 2013 (unaudited) consisted of the following:

	August 31, 2012
		Gross	Gross
	Amortized	Unrealized	unrealized
Available for securities	Cost	Gain	Loss	Fair Value
Commercial Paper	$10,187	$2	$(2)	$10,187
Corporate Bonds	29,092	17	(11)	29,098
Total	39,279	$19	$(13)	$39,285

	August 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,561	$-	$(6)	$4,555
Commercial Paper	1,000	-	(1)	999
Corporate Bonds	16,081	2	(7)	16,076
Total	$21,642	$2	$(14)	$21,630

	November 30, 2013 (Unaudited)
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,804	$-	$(4)	$4,800
Commercial Paper	1,000	-	-	$1,000
Corporate Bonds	11,331	-	(4)	$11,327
Total	$17,135	$-	$(8)	$17,127

There were no marketable securities classified as held-to maturity as of August 31, 2012 and 2013 and November 30, 2013 (unaudited), respectively.

The following tables summarize the amortized cost and fair value of the Company's marketable securities, classified by stated maturity as of August 31, 2012 and 2013 and November 30, 2013 (unaudited):

	August 31, 2012
	Amortized
	Cost	Fair Value
Marketable securities
Due in 1 year or less	$33,567	$33,565
Due in 1 - 2 years	5,712	5,720
	$39,279	$39,285

	August 31, 2013
	Amortized
	Cost	Fair Value
Marketable securities
Due in 1 year or less	$21,642	$21,630
	$21,642	$21,630

	November 30, 2013 (Unaudited)
	Amortized
	Cost	Fair Value
Marketable securities
Due in 1 year or less	$17,135	$17,127
	$17,135	$17,127